Net Loss Per Share - ordinary shares equivalents excluded from computation of dilutive net loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares equivalents excluded from computation of dilutive net loss per share	5,144,513	24,368,217	196,259,141
Preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares equivalents excluded from computation of dilutive net loss per share			180,336,722
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares equivalents excluded from computation of dilutive net loss per share	5,144,513	24,368,217	15,922,419